Governmental Loans (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Details in Tabular Form of Governmental Loans

As at,	March 31, 2022	March 31, 2021
The carrying amount of:
Long-term portion
Federal AMF Loan, denominated in Canadian dollars , due March 1, 2028	$33.4	$39.7
Provincial MENDM Loan, denominated in Canadian dollars, due November 30, 2028	41.9	38.7
Federal SIF Agreement loan, denominated in Canadian dollars, due April 30, 2031	8.8	8.0
Federal SIF Agreement loan, denominated in Canadian dollars, due January 1, 2030	1.1	—

	$85.2	$86.4

Current portion
Federal AMF Loan, denominated in Canadian dollars	$10.0	$—

	$95.2	$86.4

Summary of Company's Long-term Debt Facilities Arising From Financing Activities
The changes in the Company’s Long-term governmental loan facilities arising from financing activities are presented below:

	Governmental Loan Issued (Repaid)	Governmental loan benefit recognized immediately	Acretion of governmental loan benefit	Carrying value
Federal AMF Loan
Balance at March 31, 2021	$60.2	$(26.5)	$6.0	$39.7
	(0.8)	—	4.5	3.7
Balance at March 31, 2022	$59.4	$(26.5)	$10.5	$43.4
Provincial MENDM Loan
Balance at March 31, 2021	$59.9	$(26.4)	$5.2	$38.7
	—	—	3.2	3.2
Balance at March 31, 2022	$59.9	$(26.4)	$8.4	$41.9
Federal SIF Loan
Balance at March 31, 2021	$15.0	$(7.8)	$0.8	$8.0
	—	—	0.8	0.8
Balance at March 31, 2022	$15.0	$(7.8)	$1.6	$8.8
Federal SIF Loan (EAF)
Balance at March 31, 2021	$—	$—	$—	$—
	2.2	(1.1)	—	1.1
Balance at March 31, 2022	$2.2	$(1.1)	$—	$1.1
Total, Governmental Loans
Balance at March 31, 2021	$135.1	$(60.7)	$12.0	$86.4
	1.4	(1.1)	8.5	8.8
Balance at March 31, 2022	$136.5	$(61.8)	$20.5	$95.2

Summary of applicable interest rates	The applicable interest rates since the inception of this agreement are as follows:

December 1, 2019 to November 30, 2020	2.500%
December 1, 2020 to November 30, 2021	2.500%